Property and Equipment (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 231,017		$ 231,017		$ 216,624	$ 164,306
Less accumulated depreciation and amortization	(107,258)		(107,258)		(97,423)	(71,864)
Property and equipment, net	123,759		123,759		119,201	92,442
Depreciation and amortization of property and equipment	5,071	$ 6,100	9,938	$ 12,141	26,398	20,782	$ 16,768
Video game terminals and equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	176,453		176,453		166,850	126,043
Amusement and other equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	19,115		19,115		16,417	12,539
Office equipment and furniture
Property, Plant and Equipment [Line Items]
Property and equipment, gross	1,590		1,590		1,540	1,827
Computer equipment and software
Property, Plant and Equipment [Line Items]
Property and equipment, gross	9,405		9,405		8,715	5,092
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment, gross	1,507		1,507		44	44
Vehicles
Property, Plant and Equipment [Line Items]
Property and equipment, gross	10,254		10,254		9,304	7,174
Buildings and improvements
Property, Plant and Equipment [Line Items]
Property and equipment, gross	10,757		10,757		12,075	9,365
Land
Property, Plant and Equipment [Line Items]
Property and equipment, gross	911		911		911	883
Construction in Progress
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 1,025		$ 1,025		$ 768	$ 1,339